Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Share-based compensation	$ 492	$ 313	$ 265
Share-based compensation expenses	2,755	1,252	1,126
Other comprehensive income, net of tax:
Net tax effect, net unrealized gain on available for sale investment	$ 87